Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 92,944	¥ 85,100
Contract liabilities	[1]	¥ 4,963	¥ 5,226

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.